SHAREHOLDERS' EQUITY: - Non-Controlling Interest (Details) - Reason Software Company Inc $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Noncontrolling Interest [Line Items]
Payments to acquire interest	$ 2,000
Percentage of voting interest held	100.00%